Intangible Assets other than Goodwill - Summary of Intangible Asset Explanatory and Changes in intangible assets (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	₩ 956,664
Changes in intangible assets other than goodwill
Reversal	0	₩ 0	₩ (14)
Impairment	(2,865)	(164)	0
Ending balance	1,033,984	956,664
Intangible assets other than goodwill
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	956,664	1,044,077
Changes in intangible assets other than goodwill
Acquisition	79,315	126,295
Disposal	(208)	(354)
Amortization	(163,174)	(156,160)
Reversal		(164)
Impairment	(283)
Others	161,670	(57,030)
Ending balance	1,033,984	956,664	1,044,077
Intangible assets other than goodwill | Acquisition cost
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	3,963,439
Changes in intangible assets other than goodwill
Ending balance	4,222,403	3,963,439
Intangible assets other than goodwill | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(2,429,624)
Changes in intangible assets other than goodwill
Ending balance	(2,598,953)	(2,429,624)
Intangible assets other than goodwill | Accumulated impairment [member]
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(571,325)
Changes in intangible assets other than goodwill
Ending balance	(584,152)	(571,325)
Intangible assets other than goodwill | Government grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(5,826)
Changes in intangible assets other than goodwill
Ending balance	(5,314)	(5,826)
Software
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	202,833
Changes in intangible assets other than goodwill
Ending balance	197,428	202,833
Software | Carrying Amount Other than Government Grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	203,007	162,596
Changes in intangible assets other than goodwill
Acquisition	12,837	22,532
Disposal	(18)	(57)
Amortization	(86,174)	(84,649)
Reversal		0
Impairment	0
Others	68,189	102,585
Ending balance	197,841	203,007	162,596
Software | Acquisition cost
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	1,002,040
Changes in intangible assets other than goodwill
Ending balance	1,083,537	1,002,040
Software | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(799,013)
Changes in intangible assets other than goodwill
Ending balance	(885,677)	(799,013)
Software | Accumulated impairment [member]
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(20)
Changes in intangible assets other than goodwill
Ending balance	(19)	(20)
Software | Government grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(174)	(91)
Changes in intangible assets other than goodwill
Acquisition	0	0
Disposal	0	0
Amortization	85	60
Reversal		0
Impairment	0
Others	(324)	(143)
Ending balance	(413)	(174)	(91)
Copyrights, patents rights and other industrial rights
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	28,013
Changes in intangible assets other than goodwill
Ending balance	23,491	28,013
Copyrights, patents rights and other industrial rights | Carrying Amount Other than Government Grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	28,013	35,187
Changes in intangible assets other than goodwill
Acquisition	319	270
Disposal	(70)	(37)
Amortization	(4,918)	(7,136)
Reversal		0
Impairment	(180)
Others	327	(271)
Ending balance	23,491	28,013	35,187
Copyrights, patents rights and other industrial rights | Acquisition cost
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	104,559
Changes in intangible assets other than goodwill
Ending balance	105,827	104,559
Copyrights, patents rights and other industrial rights | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(67,368)
Changes in intangible assets other than goodwill
Ending balance	(73,158)	(67,368)
Copyrights, patents rights and other industrial rights | Accumulated impairment [member]
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(9,178)
Changes in intangible assets other than goodwill
Ending balance	(9,178)	(9,178)
Copyrights, patents rights and other industrial rights | Government grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	0
Changes in intangible assets other than goodwill
Ending balance	0	0
Mining rights
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	38,525
Changes in intangible assets other than goodwill
Ending balance	32,165	38,525
Mining rights | Carrying Amount Other than Government Grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	38,525	41,902
Changes in intangible assets other than goodwill
Acquisition	2,164	2,395
Disposal	0	0
Amortization	(10,289)	(4,296)
Reversal		0
Impairment	0
Others	1,765	(1,476)
Ending balance	32,165	38,525	41,902
Mining rights | Acquisition cost
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	625,845
Changes in intangible assets other than goodwill
Ending balance	643,625	625,845
Mining rights | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(46,187)
Changes in intangible assets other than goodwill
Ending balance	(57,549)	(46,187)
Mining rights | Accumulated impairment [member]
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(541,133)
Changes in intangible assets other than goodwill
Ending balance	(553,911)	(541,133)
Mining rights | Government grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	0
Changes in intangible assets other than goodwill
Ending balance	0	0
Development expenditures
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	51,028
Changes in intangible assets other than goodwill
Ending balance	53,313	51,028
Development expenditures | Carrying Amount Other than Government Grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	54,505	72,944
Changes in intangible assets other than goodwill
Acquisition	0	0
Disposal	0	0
Amortization	(25,614)	(24,238)
Reversal		0
Impairment	0
Others	26,543	5,799
Ending balance	55,434	54,505	72,944
Development expenditures | Acquisition cost
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	938,032
Changes in intangible assets other than goodwill
Ending balance	966,530	938,032
Development expenditures | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(883,527)
Changes in intangible assets other than goodwill
Ending balance	(911,096)	(883,527)
Development expenditures | Accumulated impairment [member]
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	0
Changes in intangible assets other than goodwill
Ending balance	0	0
Development expenditures | Government grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(3,477)	(3,820)
Changes in intangible assets other than goodwill
Acquisition	0	0
Disposal	0	0
Amortization	1,356	1,466
Reversal		0
Impairment	0
Others	0	(1,123)
Ending balance	(2,121)	(3,477)	(3,820)
Intangible assets under development
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	65,614
Changes in intangible assets other than goodwill
Ending balance	83,555	65,614
Intangible assets under development | Carrying Amount Other than Government Grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	67,722	81,430
Changes in intangible assets other than goodwill
Acquisition	51,282	39,559
Disposal	0	0
Amortization	0	0
Reversal		(14)
Impairment	0
Others	(32,991)	(53,253)
Ending balance	86,013	67,722	81,430
Intangible assets under development | Acquisition cost
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	76,625
Changes in intangible assets other than goodwill
Ending balance	94,916	76,625
Intangible assets under development | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	0
Changes in intangible assets other than goodwill
Ending balance	0	0
Intangible assets under development | Accumulated impairment [member]
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(8,903)
Changes in intangible assets other than goodwill
Ending balance	(8,903)	(8,903)
Intangible assets under development | Government grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(2,108)	(7,326)
Changes in intangible assets other than goodwill
Acquisition	0	0
Disposal	0	0
Amortization	0	0
Reversal		0
Impairment	0
Others	(350)	5,218
Ending balance	(2,458)	(2,108)	(7,326)
Usage rights of donated assets and other
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	157,143
Changes in intangible assets other than goodwill
Ending balance	145,251	157,143
Usage rights of donated assets and other | Carrying Amount Other than Government Grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	157,143	169,783
Changes in intangible assets other than goodwill
Acquisition	0	0
Disposal	0	0
Amortization	(11,857)	(11,394)
Reversal		(150)
Impairment	0
Others	(35)	(1,096)
Ending balance	145,251	157,143	169,783
Usage rights of donated assets and other | Acquisition cost
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	592,797
Changes in intangible assets other than goodwill
Ending balance	592,739	592,797
Usage rights of donated assets and other | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(435,518)
Changes in intangible assets other than goodwill
Ending balance	(447,352)	(435,518)
Usage rights of donated assets and other | Accumulated impairment [member]
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(136)
Changes in intangible assets other than goodwill
Ending balance	(136)	(136)
Usage rights of donated assets and other | Government grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	0
Changes in intangible assets other than goodwill
Ending balance	0	0
Leasehold rights
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	4,888
Changes in intangible assets other than goodwill
Ending balance	3,929	4,888
Leasehold rights | Carrying Amount Other than Government Grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	4,888	5,848
Changes in intangible assets other than goodwill
Acquisition	0	0
Disposal	0	0
Amortization	(959)	(960)
Reversal		0
Impairment	0
Others	0	0
Ending balance	3,929	4,888	5,848
Leasehold rights | Acquisition cost
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	28,185
Changes in intangible assets other than goodwill
Ending balance	28,185	28,185
Leasehold rights | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(23,297)
Changes in intangible assets other than goodwill
Ending balance	(24,256)	(23,297)
Leasehold rights | Accumulated impairment [member]
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	0
Changes in intangible assets other than goodwill
Ending balance	0	0
Leasehold rights | Government grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	0
Changes in intangible assets other than goodwill
Ending balance	0	0
Greenhouse gas emissions rights
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	43,960
Changes in intangible assets other than goodwill
Ending balance	107,086	43,960
Greenhouse gas emissions rights | Carrying Amount Other than Government Grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	43,960	78,137
Changes in intangible assets other than goodwill
Acquisition	8,577	57,466
Disposal	(1)	0
Amortization	(2)	0
Reversal		0
Impairment	0
Others	54,552	(91,643)
Ending balance	107,086	43,960	78,137
Greenhouse gas emissions rights | Acquisition cost
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	43,960
Changes in intangible assets other than goodwill
Ending balance	107,086	43,960
Greenhouse gas emissions rights | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	0
Changes in intangible assets other than goodwill
Ending balance	0	0
Greenhouse gas emissions rights | Accumulated impairment [member]
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	0
Changes in intangible assets other than goodwill
Ending balance	0	0
Greenhouse gas emissions rights | Government grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	0
Changes in intangible assets other than goodwill
Ending balance	0	0
Others
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	364,660
Changes in intangible assets other than goodwill
Ending balance	387,766	364,660
Others | Carrying Amount Other than Government Grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	364,727	407,558
Changes in intangible assets other than goodwill
Acquisition	4,136	4,073
Disposal	(119)	(260)
Amortization	(24,895)	(25,017)
Reversal		0
Impairment	(103)
Others	44,342	(21,627)
Ending balance	388,088	364,727	407,558
Others | Acquisition cost
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	551,396
Changes in intangible assets other than goodwill
Ending balance	599,958	551,396
Others | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(174,714)
Changes in intangible assets other than goodwill
Ending balance	(199,865)	(174,714)
Others | Accumulated impairment [member]
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(11,955)
Changes in intangible assets other than goodwill
Ending balance	(12,005)	(11,955)
Others | Government grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(67)	(71)
Changes in intangible assets other than goodwill
Acquisition	0	0
Disposal	0	0
Amortization	93	4
Reversal		0
Impairment	0
Others	(348)	0
Ending balance	₩ (322)	₩ (67)	₩ (71)